Subsequent events (Details Narrative) ¥ in Millions	1 Months Ended
	Dec. 31, 2024 $ / shares shares	Nov. 30, 2024 shares	Dec. 31, 2024 CNY (¥)	Nov. 19, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares	Jun. 14, 2023 $ / shares	Jan. 09, 2023 $ / shares
Subsequent Event [Line Items]
Number of shares registered					500,000,000,000	500,000,000,000
Common stock, par value | $ / shares					$ 0.000001	$ 0.000001	$ 0.0001	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Number of shares registered					480,000,000,000	480,000,000,000
Common stock, par value | $ / shares					$ 0.000001	$ 0.000001
Subsequent Event [Member]
Subsequent Event [Line Items]
Borrowed from bank | ¥			¥ 6
Interest rate			2.90%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares registered				7,000,000
Common stock, par value | $ / shares	$ 0.000001			$ 0.000001
Restricted shares		6,542,700
Shares issued for consuting services	1,000,000
Per shares | $ / shares	$ 1.12